UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2014

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 99.1%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,711	$250,740
DigitalGlobe, Inc.*	1,575	43,785
Exelis, Inc.	4,348	73,829
Hexcel Corp.*	2,312	94,561
Rockwell Collins, Inc.	3,547	277,163
		740,078

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,947	251,779
Expeditors International of Washington, Inc.	5,162	227,954
FedEx Corp.	7,386	1,118,093
United Parcel Service, Inc., Class B	18,741	1,923,951
		3,521,777

Airlines - 0.5%
Alaska Air Group, Inc.	1,784	169,569
Delta Air Lines, Inc.	22,711	879,370
JetBlue Airways Corp.*	5,023	54,500
Southwest Airlines Co.	17,941	481,895
		1,585,334

Auto Components - 0.8%
Autoliv, Inc.	2,519	268,475
BorgWarner, Inc.	5,921	385,990
Delphi Automotive plc	7,315	502,833
Gentex Corp.	3,821	111,153
Johnson Controls, Inc.	17,689	883,212
Tenneco, Inc.*	1,409	92,571
TRW Automotive Holdings Corp.*	2,949	263,994
Visteon Corp.*	1,153	111,853
		2,620,081

Automobiles - 0.8%
Ford Motor Co.	105,009	1,810,355
Harley-Davidson, Inc.	5,738	400,799
Tesla Motors, Inc.*	2,222	533,414
		2,744,568

Banks - 8.9%
Associated Banc-Corp.	3,832	69,283
Bank of America Corp.	280,482	4,311,008
Bank of Hawaii Corp.	1,029	60,392
BB&T Corp.	19,037	750,629
BOK Financial Corp.	476	31,702
CIT Group, Inc.	4,929	225,551
Citigroup, Inc.	81,072	3,818,491
City National Corp.	1,091	82,654
Comerica, Inc.	4,637	232,592
Commerce Bancshares, Inc.	1,866	86,769
Cullen/Frost Bankers, Inc.	1,387	110,156
East West Bancorp, Inc.	4,056	141,919
Fifth Third Bancorp	22,332	476,788
First Horizon National Corp.	5,555	65,882
First Niagara Financial Group, Inc.	8,164	71,353
First Republic Bank	3,145	172,944
FirstMerit Corp.	3,813	75,307
FNB Corp.	3,358	43,050
Fulton Financial Corp.	4,472	55,408
Hancock Holding Co.	1,896	66,967
Huntington Bancshares, Inc.	20,980	200,149
IBERIABANK Corp.	684	47,326
JPMorgan Chase & Co.	101,308	5,837,367
KeyCorp	22,504	322,482
M&T Bank Corp.	3,451	428,097
Popular, Inc.*	2,383	81,451
Prosperity Bancshares, Inc.	1,562	97,781
Regions Financial Corp.	37,242	395,510
Signature Bank*	1,229	155,075
SunTrust Banks, Inc.	13,890	556,433
Susquehanna Bancshares, Inc.	4,324	45,661
SVB Financial Group*	1,325	154,522
Synovus Financial Corp.	3,230	78,747
TCF Financial Corp.	3,794	62,108
The PNC Financial Services Group, Inc.	14,202	1,264,688
UMB Financial Corp.	853	54,072
Umpqua Holdings Corp.	4,567	81,841
US Bancorp	48,538	2,102,666
Valley National Bancorp	4,611	45,695
Webster Financial Corp.	2,089	65,887
Wells Fargo & Co.	127,818	6,718,114
Zions Bancorporation	4,802	141,515
		29,886,032

Beverages - 2.4%
Dr Pepper Snapple Group, Inc.	5,047	295,653
PepsiCo, Inc.	40,578	3,625,238
The Coca-Cola Co.	100,388	4,252,436
		8,173,327

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc.*	5,340	834,375
Alkermes plc*	3,552	178,772
Amgen, Inc.	20,391	2,413,683
Ariad Pharmaceuticals, Inc.*	4,280	27,264
Biogen Idec, Inc.*	6,401	2,018,299
Cepheid*	1,555	74,547
Cubist Pharmaceuticals, Inc.*	1,804	125,955
Gilead Sciences, Inc.*	40,707	3,375,017
Incyte Corp.*	3,968	223,954
Isis Pharmaceuticals, Inc.*	3,137	108,070
Medivation, Inc.*	1,979	152,541
Myriad Genetics, Inc.*	1,854	72,158
Pharmacyclics, Inc.*	1,690	151,610
Regeneron Pharmaceuticals, Inc.*	2,154	608,441
Seattle Genetics, Inc.*	2,973	113,717
United Therapeutics Corp.*	1,223	108,223
Vertex Pharmaceuticals, Inc.*	6,256	592,318
		11,178,944

Building Products - 0.2%
A.O. Smith Corp.	1,793	88,897
Lennox International, Inc.	1,060	94,944
Masco Corp.	8,924	198,113
Owens Corning	2,875	111,205
USG Corp.*	2,129	64,147
		557,306

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	1,470	301,938
Bank of New York Mellon Corp.	30,497	1,143,027
BlackRock, Inc.	3,335	1,065,866
Charles Schwab Corp.	31,420	846,141
E*Trade Financial Corp.*	7,313	155,474
Eaton Vance Corp.	3,197	120,815
Federated Investors, Inc., Class B	2,169	67,065
Franklin Resources, Inc.	10,488	606,626
Goldman Sachs Group, Inc.	11,047	1,849,710
Invesco Ltd.	11,252	424,763
Janus Capital Group, Inc.	3,458	43,156
Legg Mason, Inc.	2,503	128,429
Morgan Stanley	37,176	1,201,900
Northern Trust Corp.	5,981	384,040
SEI Investments Co.	3,342	109,517
State Street Corp.	11,518	774,701
Stifel Financial Corp.*	1,363	64,538
T. Rowe Price Group, Inc.	6,982	589,351
TD Ameritrade Holding Corp.	6,017	188,633
Waddell & Reed Financial, Inc.	2,210	138,324
		10,204,014

Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,644	725,931
Airgas, Inc.	1,682	183,187
Cabot Corp.	1,370	79,446
Ecolab, Inc.	7,184	799,867
H.B. Fuller Co.	1,160	55,796
International Flavors & Fragrances, Inc.	2,062	215,025
Praxair, Inc.	7,713	1,024,595
Sensient Technologies Corp.	1,154	64,301
Sigma-Aldrich Corp.	3,112	315,806
		3,463,954

Commercial Services & Supplies - 0.2%
Brady Corp.	1,073	32,051
Covanta Holding Corp.	3,013	62,098
KAR Auction Services, Inc.	3,285	104,693
Pitney Bowes, Inc.	5,276	145,723
RR Donnelley & Sons Co.	5,138	87,140
The ADT Corp.	5,090	177,845
		609,550

Communications Equipment - 2.6%
ARRIS Group, Inc.*	3,101	100,876
Aruba Networks, Inc.*	2,633	46,130
Ciena Corp.*	2,386	51,681
Cisco Systems, Inc.	136,452	3,390,832
F5 Networks, Inc.*	1,983	220,985
Harris Corp.	2,698	204,373
InterDigital, Inc.	952	45,506
JDS Uniphase Corp.*	5,483	68,373
Juniper Networks, Inc.*	13,018	319,462
Motorola Solutions, Inc.	5,935	395,093
Plantronics, Inc.	1,011	48,579
Polycom, Inc.*	3,919	49,105
QUALCOMM, Inc.	44,882	3,554,654
Riverbed Technology, Inc.*	3,790	78,188
Viasat, Inc.*	965	55,931
		8,629,768

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,402	77,344
EMCOR Group, Inc.	1,548	68,932
Quanta Services, Inc.*	5,487	189,741
		336,017

Construction Materials - 0.0%
Eagle Materials, Inc.	1,311	123,601

Consumer Finance - 1.4%
American Express Co.	24,219	2,297,657
Capital One Financial Corp.	15,144	1,250,895
Discover Financial Services	12,381	767,374
Navient Corp.	11,407	202,018
Portfolio Recovery Associates, Inc.*	1,174	69,888
SLM Corp.	11,407	94,792
		4,682,624

Containers & Packaging - 0.4%
AptarGroup, Inc.	1,527	102,324
Avery Dennison Corp.	2,263	115,979
Ball Corp.	3,651	228,845
Bemis Co., Inc.	2,376	96,608
Greif, Inc.	701	38,247
MeadWestvaco Corp.	4,535	200,719
Owens-Illinois, Inc.*	4,280	148,259
Rock-Tenn Co.	1,811	191,223
Sealed Air Corp.	5,084	173,720
Sonoco Products Co.	2,664	117,030
		1,412,954

Distributors - 0.1%
Genuine Parts Co.	3,993	350,586
Pool Corp.	1,077	60,915
		411,501

Diversified Consumer Services - 0.1%
DeVry Education Group, Inc.	1,307	55,338
Graham Holdings Co.	100	71,811
Sotheby's	1,577	66,218
Weight Watchers International, Inc.	622	12,546
		205,913

Diversified Financial Services - 0.8%
CBOE Holdings, Inc.	2,021	99,454
CME Group, Inc.	8,279	587,395
Intercontinental Exchange, Inc.	3,171	599,002
McGraw Hill Financial, Inc.	7,238	600,971
Moody's Corp.	4,899	429,446
MSCI, Inc.*	2,791	127,967
The NASDAQ OMX Group, Inc.	3,045	117,598
		2,561,833

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	137,915	4,876,674
CenturyLink, Inc.	14,849	537,534
Frontier Communications Corp.	26,346	153,860
Level 3 Communications, Inc.*	4,444	195,136
tw telecom, Inc.*	3,364	135,603
Windstream Holdings, Inc.	15,483	154,211
		6,053,018

Electric Utilities - 0.2%
Cleco Corp.	1,394	82,176
Hawaiian Electric Industries, Inc.	2,285	57,856
IDACORP, Inc.	1,159	67,025
ITC Holdings Corp.	4,159	151,721
OGE Energy Corp.	5,039	196,924
Portland General Electric Co.	1,784	61,851
		617,553

Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,119	154,702
AMETEK, Inc.	6,351	332,030
Eaton Corp. plc	12,840	990,991
Emerson Electric Co.	18,559	1,231,575
General Cable Corp.	1,150	29,509
Hubbell, Inc., Class B	1,400	172,410
Polypore International, Inc.*	1,075	51,310
Regal-Beloit Corp.	1,039	81,624
Rockwell Automation, Inc.	3,615	452,453
		3,496,604

Electronic Equipment & Instruments - 1.1%
Amphenol Corp.	4,068	391,911
Anixter International, Inc.	614	61,443
Arrow Electronics, Inc.*	2,597	156,885
Avnet, Inc.	3,509	155,484
Belden, Inc.	1,007	78,707
Cognex Corp.*	1,909	73,306
Corning, Inc.	36,177	794,085
Dolby Laboratories, Inc.*	1,127	48,686
FEI Co.	963	87,373
FLIR Systems, Inc.	3,696	128,362
Ingram Micro, Inc.*	4,055	118,447
IPG Photonics Corp.*	799	54,971
Itron, Inc.*	902	36,576
Jabil Circuit, Inc.	4,250	88,825
Knowles Corp.*	2,064	63,447
National Instruments Corp.	2,246	72,748
TE Connectivity Ltd.	10,755	665,089
Tech Data Corp.*	872	54,518
Trimble Navigation Ltd.*	7,821	288,986
Vishay Intertechnology, Inc.	3,049	47,229
Zebra Technologies Corp.*	1,173	96,561
		3,563,639

Energy Equipment & Services - 0.5%
Bristow Group, Inc.	839	67,640
Cameron International Corp.*	5,498	372,270
CARBO Ceramics, Inc.	456	70,279
Dresser-Rand Group, Inc.*	1,987	126,631
Dril-Quip, Inc.*	1,082	118,198
FMC Technologies, Inc.*	6,163	376,374
Helix Energy Solutions Group, Inc.*	2,267	59,645
Noble Corp. plc	6,446	216,328
SEACOR Holdings, Inc.*	432	35,532
Tidewater, Inc.	1,142	64,123
Unit Corp.*	1,006	69,243
		1,576,263

Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	885	62,207
Costco Wholesale Corp.	11,623	1,338,505
CVS Caremark Corp.	31,011	2,337,299
Fresh Market, Inc.*	922	30,859
Safeway, Inc.	6,101	209,508
Sysco Corp.	15,331	574,146
United Natural Foods, Inc.*	1,139	74,149
Walgreen Co.	23,488	1,741,165
Whole Foods Market, Inc.	11,741	453,555
		6,821,393

Food Products - 1.3%
Campbell Soup Co.	4,481	205,275
Darling Ingredients, Inc.*	3,794	79,295
Flowers Foods, Inc.	4,035	85,058
General Mills, Inc.	16,153	848,679
Hain Celestial Group, Inc.*	1,285	114,031
Ingredion, Inc.	1,790	134,321
Kellogg Co.	6,737	442,621
Keurig Green Mountain, Inc.	3,532	440,122
Kraft Foods Group, Inc.	15,980	958,001
Lancaster Colony Corp.	446	42,441
McCormick & Co., Inc.	3,311	237,034
The Hershey Co.	3,889	378,672
The J. M. Smucker Co.	2,707	288,485
The WhiteWave Foods Co.*	4,520	146,312
TreeHouse Foods, Inc.*	838	67,099
		4,467,446

Gas Utilities - 0.2%
AGL Resources, Inc.	3,099	170,538
Atmos Energy Corp.	2,495	133,233
New Jersey Resources Corp.	955	54,588
ONE Gas, Inc.	1,267	47,829
Piedmont Natural Gas Co., Inc.	1,755	65,655
Questar Corp.	4,657	115,494
South Jersey Industries, Inc.	742	44,824
Southwest Gas Corp.	1,070	56,485
WGL Holdings, Inc.	1,194	51,461
		740,107

Health Care Equipment & Supplies - 2.4%
Alere, Inc.*	1,774	66,383
Align Technology, Inc.*	1,910	107,036
Baxter International, Inc.	14,398	1,040,975
Becton Dickinson and Co.	5,086	601,674
Covidien plc	11,988	1,081,078
DENTSPLY International, Inc.	3,679	174,201
Edwards Lifesciences Corp.*	2,866	246,018
Haemonetics Corp.*	1,187	41,877
Hologic, Inc.*	7,001	177,475
IDEXX Laboratories, Inc.*	1,367	182,590
Intuitive Surgical, Inc.*	1,024	421,683
Medtronic, Inc.	26,482	1,688,492
ResMed, Inc.	3,695	187,078
Sirona Dental Systems, Inc.*	1,310	108,023
St. Jude Medical, Inc.	7,588	525,469
Stryker Corp.	7,907	666,718
Teleflex, Inc.	1,081	114,154
The Cooper Co.'s, Inc.	1,247	169,006
Thoratec Corp.*	1,327	46,259
Varian Medical Systems, Inc.*	2,690	223,647
West Pharmaceutical Services, Inc.	1,610	67,910
		7,937,746

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	6,013	436,904
Brookdale Senior Living, Inc.*	3,272	109,088
Cardinal Health, Inc.	8,899	610,115
Centene Corp.*	1,501	113,491
CIGNA Corp.	7,108	653,723
DaVita HealthCare Partners, Inc.*	4,597	332,455
Express Scripts Holding Co.*	20,411	1,415,095
HCA Holdings, Inc.*	8,256	465,473
Henry Schein, Inc.*	2,242	266,058
Laboratory Corporation of America Holdings*	2,222	227,533
LifePoint Hospitals, Inc.*	1,096	68,062
McKesson Corp.	6,085	1,133,088
Mednax, Inc.*	2,602	151,306
Owens & Minor, Inc.	1,461	49,645
Patterson Co.'s, Inc.	1,921	75,899
Quest Diagnostics, Inc.	3,759	220,616
VCA, Inc.*	2,047	71,829
WellCare Health Plans, Inc.*	1,005	75,033
		6,475,413

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,654	58,647
athenahealth, Inc.*	1,087	136,016
Cerner Corp.*	7,760	400,261
HMS Holdings Corp.*	2,025	41,330
		636,254

Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	1,528	74,337
Chipotle Mexican Grill, Inc.*	814	482,303
Darden Restaurants, Inc.	3,349	154,958
Dunkin' Brands Group, Inc.	2,779	127,306
McDonald's Corp.	26,281	2,647,548
Panera Bread Co.*	646	96,790
Starbucks Corp.	19,959	1,544,428
The Cheesecake Factory, Inc.	1,143	53,058
Vail Resorts, Inc.	828	63,905
Wendy's Co.	6,526	55,667
		5,300,300

Household Durables - 0.4%
D.R. Horton, Inc.	7,437	182,802
Garmin Ltd.	3,119	189,947
Harman International Industries, Inc.	1,719	184,672
Mohawk Industries, Inc.*	1,627	225,079
PulteGroup, Inc.	8,939	180,210
Tempur Sealy International, Inc.*	1,393	83,162
The Ryland Group, Inc.	1,068	42,122
Tupperware Brands Corp.	1,194	99,938
Whirlpool Corp.	2,061	286,932
		1,474,864

Household Products - 2.7%
The Procter & Gamble Co.	72,021	5,660,130
Church & Dwight Co., Inc.	3,436	240,348
Colgate-Palmolive Co.	23,219	1,583,071
Kimberly-Clark Corp.	10,049	1,117,650
The Clorox Co.	3,439	314,325
		8,915,524

Industrial Conglomerates - 1.2%
3M Co.	16,527	2,367,327
Carlisle Co.'s, Inc.	1,658	143,616
Danaher Corp.	15,926	1,253,854
Roper Industries, Inc.	2,580	376,706
		4,141,503

Insurance - 3.2%
ACE Ltd.	8,951	928,219
Aflac, Inc.	12,056	750,486
Alleghany Corp.*	433	189,706
Allied World Assurance Co. Holdings AG	2,400	91,248
American Financial Group, Inc.	1,880	111,973
Aon plc	7,822	704,684
Arch Capital Group Ltd.*	2,981	171,229
Arthur J. Gallagher & Co.	4,008	186,773
Aspen Insurance Holdings Ltd.	1,558	70,764
Assured Guaranty Ltd.	3,983	97,584
AXIS Capital Holdings Ltd.	2,770	122,656
Brown & Brown, Inc.	2,744	84,268
Cincinnati Financial Corp.	3,733	179,333
CNO Financial Group, Inc.	5,134	91,385
Endurance Specialty Holdings Ltd.	1,022	52,725
Erie Indemnity Co.	571	42,973
Everest Re Group Ltd.	1,231	197,563
Fidelity National Financial, Inc.	7,303	239,246
First American Financial Corp.	2,464	68,475
Genworth Financial, Inc.*	12,405	215,847
Hanover Insurance Group, Inc.	1,010	63,782
HCC Insurance Holdings, Inc.	2,618	128,125
Kemper Corp.	1,209	44,564
Lincoln National Corp.	6,850	352,364
Markel Corp.*	351	230,130
MBIA, Inc.*	3,300	36,432
Mercury General Corp.	836	39,325
PartnerRe Ltd.	1,195	130,506
Platinum Underwriters Holdings Ltd.	674	43,709
Principal Financial Group, Inc.	7,140	360,427
ProAssurance Corp.	1,427	63,359
Progressive Corp.	14,191	359,884
Protective Life Corp.	2,062	142,958
Prudential Financial, Inc.	12,343	1,095,688
RenaissanceRe Holdings Ltd.	1,028	109,996
StanCorp Financial Group, Inc.	1,024	65,536
The Chubb Corp.	6,392	589,151
The Hartford Financial Services Group, Inc.	11,562	414,035
The Travelers Co.'s, Inc.	9,106	856,601
Torchmark Corp.	2,307	188,989
Unum Group	6,596	229,277
Validus Holdings Ltd.	2,407	92,044
White Mountains Insurance Group Ltd.	127	77,272
Willis Group Holdings plc	4,755	205,891
WR Berkley Corp.	2,530	117,164
XL Group plc	7,171	234,707
		10,869,053

Internet & Catalog Retail - 2.0%
Amazon.com, Inc.*	9,956	3,233,510
Expedia, Inc.	2,683	211,313
Liberty Interactive Corp.*	12,306	361,304
Liberty Ventures*	1,866	137,711
Netflix, Inc.*	1,598	704,079
The Priceline Group, Inc.*	1,384	1,664,952
TripAdvisor, Inc.*	2,840	308,594
		6,621,463

Internet Software & Services - 3.7%
Akamai Technologies, Inc.*	4,744	289,669
AOL, Inc.*	1,769	70,388
CoStar Group, Inc.*	755	119,418
eBay, Inc.*	31,218	1,562,773
Equinix, Inc.*	1,323	277,949
Google, Inc.:
Class A*	7,551	4,414,843
Class C*	7,561	4,349,692
j2 Global, Inc.	1,003	51,013
LinkedIn Corp.*	2,573	441,192
Rackspace Hosting, Inc.*	3,051	102,697
Yahoo!, Inc.*	25,789	905,968
		12,585,602

IT Services - 5.1%
Accenture plc	17,261	1,395,379
Alliance Data Systems Corp.*	1,395	392,344
Amdocs Ltd.	4,093	189,629
Automatic Data Processing, Inc.	12,700	1,006,856
Broadridge Financial Solutions, Inc.	3,111	129,542
Cognizant Technology Solutions Corp.*	16,530	808,482
Computer Sciences Corp.	3,714	234,725
Convergys Corp.	2,396	51,370
CoreLogic, Inc.*	2,205	66,944
DST Systems, Inc.	902	83,137
Fidelity National Information Services, Inc.	7,626	417,447
Fiserv, Inc.*	6,611	398,776
FleetCor Technologies, Inc.*	1,964	258,855
Gartner, Inc.*	2,395	168,895
Genpact Ltd.*	4,021	70,488
Global Payments, Inc.	1,744	127,050
International Business Machines Corp.	25,910	4,696,706
Iron Mountain, Inc.	4,440	157,398
Jack Henry & Associates, Inc.	2,227	132,351
MasterCard, Inc.	27,169	1,996,107
MAXIMUS, Inc.	1,575	67,757
NeuStar, Inc.*	1,485	38,640
Paychex, Inc.	8,329	346,153
Teradata Corp.*	4,095	164,619
Total System Services, Inc.	4,306	135,252
Vantiv, Inc.*	3,594	120,830
VeriFone Systems, Inc.*	2,971	109,184
Visa, Inc.	13,299	2,802,232
Western Union Co.	14,756	255,869
WEX, Inc.*	894	93,843
Xerox Corp.	29,879	371,695
		17,288,555

Leisure Products - 0.2%
Hasbro, Inc.	2,956	156,816
Mattel, Inc.	8,848	344,806
Polaris Industries, Inc.	1,707	222,320
		723,942

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	8,661	497,488
Bio-Rad Laboratories, Inc.*	460	55,067
Illumina, Inc.*	3,485	622,212
Mettler-Toledo International, Inc.*	763	193,176
Techne Corp.	765	70,816
Thermo Fisher Scientific, Inc.	10,557	1,245,726
Waters Corp.*	2,135	222,979
		2,907,464

Machinery - 2.2%
Actuant Corp.	1,690	58,423
AGCO Corp.	2,087	117,331
CLARCOR, Inc.	1,152	71,251
Colfax Corp.*	2,342	174,573
Cummins, Inc.	4,602	710,043
Deere & Co.	9,755	883,315
Donaldson Co., Inc.	3,479	147,231
Dover Corp.	4,348	395,451
Graco, Inc.	1,597	124,694
Harsco Corp.	1,859	49,505
IDEX Corp.	2,107	170,119
Illinois Tool Works, Inc.	10,163	889,872
Lincoln Electric Holdings, Inc.	2,110	147,447
Manitowoc Co., Inc.	3,594	118,099
Nordson Corp.	1,576	126,379
PACCAR, Inc.	9,266	582,183
Pall Corp.	2,774	236,872
Parker Hannifin Corp.	3,903	490,724
Pentair plc	5,005	360,961
Snap-on, Inc.	1,510	178,965
Stanley Black & Decker, Inc.	3,997	351,017
Terex Corp.	2,904	119,354
The Middleby Corp.*	1,506	124,576
The Toro Co.	1,316	83,698
Valmont Industries, Inc.	704	106,973
WABCO Holdings, Inc.*	1,593	170,164
Woodward, Inc.	1,395	70,001
Xylem, Inc.	4,798	187,506
		7,246,727

Marine - 0.1%
Kirby Corp.*	1,478	173,133

Media - 4.0%
AMC Networks, Inc.*	1,365	83,934
CBS Corp., Class B	14,739	915,881
Charter Communications, Inc.*	1,799	284,926
DIRECTV*	12,602	1,071,296
Discovery Communications, Inc.*	5,918	439,589
DISH Network Corp.*	5,473	356,183
DreamWorks Animation SKG, Inc.*	1,643	38,216
Gannett Co., Inc.	5,906	184,917
John Wiley & Sons, Inc.	1,070	64,831
Lamar Advertising Co.	1,502	79,606
Liberty Global plc:
Common*	5,633	249,091
Series C*	13,826	584,978
Liberty Media Corp.*	2,612	357,008
Madison Square Garden Co.*	1,410	88,054
Meredith Corp.	853	41,251
Morningstar, Inc.	492	35,331
Omnicom Group, Inc.	6,708	477,744
Regal Entertainment Group	1,821	38,423
Scripps Networks Interactive, Inc.	2,879	233,602
Sirius XM Holdings, Inc.*	78,099	270,223
Starz*	2,214	65,955
The Walt Disney Co.	43,010	3,687,677
Time Warner Cable, Inc.	7,405	1,090,757
Time Warner, Inc.	23,419	1,645,185
Time, Inc.*	2,899	70,223
Viacom, Inc., Class B	10,302	893,492
		13,348,373

Metals & Mining - 0.1%
Compass Minerals International, Inc.	827	79,177
Reliance Steel & Aluminum Co.	2,015	148,525
Worthington Industries, Inc.	1,219	52,466
		280,168

Multiline Retail - 0.8%
Big Lots, Inc.*	1,344	61,421
Dillard's, Inc.	555	64,718
Dollar General Corp.*	8,169	468,574
Dollar Tree, Inc.*	5,491	299,040
Family Dollar Stores, Inc.	2,489	164,622
Kohl's Corp.	5,281	278,203
Nordstrom, Inc.	3,601	244,616
Target Corp.	16,907	979,761
		2,560,955

Multi-Utilities - 0.4%
Avista Corp.	1,383	46,358
CMS Energy Corp.	6,739	209,920
Consolidated Edison, Inc.	7,788	449,679
Integrys Energy Group, Inc.	2,083	148,164
MDU Resources Group, Inc.	4,804	168,621
NiSource, Inc.	8,157	320,896
		1,343,638

Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy, Inc.*	5,820	417,294
Cimarex Energy Co.	2,283	327,519
Denbury Resources, Inc.	8,595	158,664
Energen Corp.	1,889	167,894
EOG Resources, Inc.	14,971	1,749,511
EQT Corp.	3,939	421,079
Oneok, Inc.	5,396	367,360
Pioneer Natural Resources Co.	3,961	910,277
QEP Resources, Inc.	4,659	160,736
Range Resources Corp.	4,470	388,665
SemGroup Corp.	980	77,273
SM Energy Co.	1,747	146,923
Southwestern Energy Co.*	9,522	433,156
Spectra Energy Corp.	17,833	757,546
Teekay Corp.	875	54,469
Whiting Petroleum Corp.*	3,272	262,578
World Fuel Services Corp.	1,682	82,805
		6,883,749

Paper & Forest Products - 0.0%
Domtar Corp.	1,506	64,532

Personal Products - 0.2%
Avon Products, Inc.	11,122	162,493
Estee Lauder Co.'s, Inc.	6,663	494,794
		657,287

Pharmaceuticals - 8.0%
AbbVie, Inc.	42,130	2,377,817
Allergan, Inc.	7,912	1,338,869
Bristol-Myers Squibb Co.	43,811	2,125,272
Eli Lilly & Co.	26,136	1,624,875
Endo International plc*	3,763	263,485
Jazz Pharmaceuticals plc*	1,377	202,433
Johnson & Johnson	75,404	7,888,766
Mallinckrodt plc*	1,515	121,230
Merck & Co., Inc.	78,035	4,514,325
Perrigo Co. plc	3,741	545,288
Pfizer, Inc.	170,832	5,070,294
Questcor Pharmaceuticals, Inc.	1,452	134,295
Salix Pharmaceuticals Ltd.*	1,582	195,140
Theravance, Inc.*	2,096	62,419
Zoetis, Inc.	13,322	429,901
		26,894,409

Professional Services - 0.4%
Corporate Executive Board Co.	775	52,870
IHS, Inc.*	1,562	211,917
Manpowergroup, Inc.	2,002	169,870
Nielsen NV	7,950	384,859
Robert Half International, Inc.	3,581	170,957
The Dun & Bradstreet Corp.	894	98,519
Towers Watson & Co.	1,644	171,354
Verisk Analytics, Inc.*	3,875	232,578
		1,492,924

Real Estate Investment Trusts - 0.2%
Crown Castle International Corp.	8,704	646,359

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	994	41,201
CBRE Group, Inc.*	7,122	228,189
Forest City Enterprises, Inc.*	3,651	72,545
Howard Hughes Corp.*	814	128,474
Jones Lang LaSalle, Inc.	1,156	146,107
Realogy Holdings Corp.*	3,715	140,093
The St. Joe Co.*	2,128	54,115
		810,724

Road & Rail - 0.5%
Avis Budget Group, Inc.*	2,793	166,714
Con-way, Inc.	1,302	65,634
Genesee & Wyoming, Inc.*	1,356	142,380
Hertz Global Holdings, Inc.*	12,949	362,960
JB Hunt Transport Services, Inc.	2,307	170,210
Kansas City Southern	2,872	308,769
Landstar System, Inc.	1,054	67,456
Old Dominion Freight Line, Inc.*	1,831	116,598
Ryder System, Inc.	1,391	122,533
		1,523,254

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.*	14,122	59,171
Altera Corp.	8,331	289,586
Analog Devices, Inc.	8,356	451,809
Applied Materials, Inc.	32,022	722,096
Atmel Corp.*	9,854	92,332
Avago Technologies Ltd.	6,551	472,131
Cavium, Inc.*	1,193	59,244
Cypress Semiconductor Corp.*	3,167	34,552
Fairchild Semiconductor International, Inc.*	2,946	45,958
First Solar, Inc.*	1,915	136,080
Hittite Microwave Corp.	729	56,826
Intel Corp.	132,360	4,089,924
KLA-Tencor Corp.	4,327	314,313
Lam Research Corp.	4,311	291,337
Linear Technology Corp.	6,436	302,943
Marvell Technology Group Ltd.	10,620	152,185
Microchip Technology, Inc.	5,187	253,177
Micron Technology, Inc.*	28,284	931,958
NVIDIA Corp.	14,408	267,124
ON Semiconductor Corp.*	10,402	95,074
Semtech Corp.*	1,572	41,108
Silicon Laboratories, Inc.*	905	44,571
Skyworks Solutions, Inc.	4,773	224,140
Teradyne, Inc.	4,419	86,612
Texas Instruments, Inc.	28,448	1,359,530
Xilinx, Inc.	6,910	326,912
		11,200,693

Software - 4.4%
ACI Worldwide, Inc.*	911	50,861
Adobe Systems, Inc.*	12,308	890,607
ANSYS, Inc.*	2,333	176,888
Aspen Technology, Inc.*	2,160	100,224
Autodesk, Inc.*	5,902	332,755
CA, Inc.	8,070	231,932
Cadence Design Systems, Inc.*	7,530	131,700
Citrix Systems, Inc.*	4,591	287,167
Commvault Systems, Inc.*	1,016	49,957
Compuware Corp.	4,948	49,430
Concur Technologies, Inc.*	1,248	116,488
Electronic Arts, Inc.*	8,361	299,909
FactSet Research Systems, Inc.	928	111,620
Fortinet, Inc.*	3,156	79,310
Informatica Corp.*	2,919	104,062
Intuit, Inc.	7,571	609,693
Mentor Graphics Corp.	2,221	47,907
MICROS Systems, Inc.*	1,989	135,053
Microsoft Corp.	200,373	8,355,554
NetSuite, Inc.*	697	60,555
Nuance Communications, Inc.*	6,906	129,626
PTC, Inc.*	3,154	122,375
QLIK Technologies, Inc.*	2,023	45,760
Red Hat, Inc.*	5,236	289,394
Rovi Corp.*	2,344	56,162
Salesforce.com, Inc.*	15,371	892,748
SolarWinds, Inc.*	1,612	62,320
Solera Holdings, Inc.	1,797	120,669
Symantec Corp.	17,768	406,887
Synopsys, Inc.*	4,003	155,396
The Ultimate Software Group, Inc.*	657	90,778
TIBCO Software, Inc.*	3,521	71,019
		14,664,806

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	1,940	261,745
American Eagle Outfitters, Inc.	4,010	44,992
Ascena Retail Group, Inc.*	2,938	50,240
Bed Bath & Beyond, Inc.*	5,707	327,468
Best Buy Co., Inc.	7,309	226,652
CarMax, Inc.*	5,856	304,571
Chico's FAS, Inc.	3,710	62,922
CST Brands, Inc.	1,858	64,101
DSW, Inc.	2,563	71,610
GameStop Corp.	3,089	125,012
GNC Holdings, Inc.	2,270	77,407
L Brands, Inc.	6,502	381,407
Lowe's Co.'s, Inc.	27,399	1,314,878
Lumber Liquidators Holdings, Inc.*	634	48,152
O'Reilly Automotive, Inc.*	2,763	416,108
Outerwall, Inc.*	647	38,399
PetSmart, Inc.	2,616	156,437
Pier 1 Imports, Inc.	2,466	38,001
Ross Stores, Inc.	5,482	362,525
Sally Beauty Holdings, Inc.*	3,448	86,476
Signet Jewelers Ltd.	2,027	224,166
Staples, Inc.	19,029	206,274
The Buckle, Inc.	645	28,612
The Gap, Inc.	6,883	286,126
The Home Depot, Inc.	37,156	3,008,150
The TJX Co.'s, Inc.	19,497	1,036,266
Tiffany & Co.	2,868	287,517
Tractor Supply Co.	3,718	224,567
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,629	148,907
Williams-Sonoma, Inc.	2,284	163,946
		10,073,634

Technology Hardware, Storage & Peripherals - 6.1%
3D Systems Corp.*	2,718	162,536
Apple, Inc.	161,767	15,033,007
Diebold, Inc.	1,475	59,251
EMC Corp.	54,338	1,431,263
Hewlett-Packard Co.	50,929	1,715,289
Lexmark International, Inc.	1,444	69,543
NCR Corp.*	4,287	150,431
NetApp, Inc.	8,808	321,668
SanDisk Corp.	6,058	632,637
Seagate Technology plc	8,629	490,300
Western Digital Corp.	5,533	510,696
		20,576,621

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.*	796	68,719
Fossil Group, Inc.*	1,159	121,138
Hanesbrands, Inc.	2,513	247,380
Kate Spade & Co.*	3,214	122,582
Michael Kors Holdings Ltd.*	4,634	410,804
Nike, Inc., Class B	19,800	1,535,490
PVH Corp.	2,188	255,121
Under Armour, Inc.*	4,079	242,660
Wolverine World Wide, Inc.	2,557	66,635
		3,070,529

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	3,170	38,547
Hudson City Bancorp, Inc.	12,388	121,774
MGIC Investment Corp.*	7,788	71,961
New York Community Bancorp, Inc.	11,217	179,248
Ocwen Financial Corp.*	2,693	99,910
People's United Financial, Inc.	7,425	112,637
Radian Group, Inc.	4,950	73,310
Washington Federal, Inc.	2,390	53,608
		750,995

Trading Companies & Distributors - 0.5%
Air Lease Corp.	2,241	86,458
Applied Industrial Technologies, Inc.	974	49,411
Beacon Roofing Supply, Inc.*	1,129	37,392
Fastenal Co.	7,093	351,033
MRC Global, Inc.*	2,347	66,397
MSC Industrial Direct Co., Inc.	1,112	106,352
United Rentals, Inc.*	2,574	269,575
W.W. Grainger, Inc.	1,565	397,932
Watsco, Inc.	621	63,814
WESCO International, Inc.*	1,018	87,935
		1,516,299

Water Utilities - 0.1%
American Water Works Co., Inc.	4,504	222,723
Aqua America, Inc.	4,173	109,416
		332,139

Wireless Telecommunication Services - 0.1%
SBA Communications Corp.*	3,321	339,738
Telephone & Data Systems, Inc.	2,275	59,400
		399,138

Total Equity Securities (Cost $233,756,665)		333,373,968

TIME DEPOSIT - 0.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$3,226,456	3,226,456

Total Time Deposit (Cost $3,226,456)		3,226,456

TOTAL INVESTMENTS (Cost $236,983,121) - 100.0%		336,600,424
Other assets and liabilities, net - 0.0%		(129,538)
NET ASSETS - 100%		$336,470,886

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund offers five classes of shares of capital stock – Classes A, B, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  There were no such changes during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.  If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.

The following table summarizes the market value of the Fund’s holdings as of June 30, 2014, based on the inputs used to value them:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$333,373,968	-	-	$333,373,968
Other debt obligations	-	$3,226,456	-	3,226,456
TOTAL	$333,373,968	$3,226,456	-	$336,600,424

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

NNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2014:

Federal income tax cost of investments	$241,126,585
Unrealized appreciation	$97,841,488
Unrealized depreciation	(2,367,649)
Net unrealized appreciation/ (depreciation)	$95,473,839

The Fund did not have capital loss carryforwards as of September 30, 2013, its most recent fiscal year end.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2014

            /s/ Michael V. Yuhas, Jr.
            Michael V. Yuhas, Jr.
            Assistant Treasurer – Principal Financial Officer

Date:    August 28, 2014